Convertible Redeemable Preferred Shares - Disclosure Details Of Movements In Redeemable Convertible Preferred Stock (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Convertible Redeemable Preferred Stock [Line Items]
Beginning balance	¥ 1,407,536		¥ 547,843	¥ 83,404
Issuance of Series Preferred Shares			138,695	439,501
Repurchase of Series A Preferred Shares				(11,864)
Accretion of Series Preferred Shares to redemption value	1,989	$ 312	62,733	36,802
Conversion of preferred shares to ordinary shares upon the IPO	(1,409,525)
Ending balance	0	0	1,407,536	547,843
Series A Redeemable Convertible Preferred Shares [Member]
Convertible Redeemable Preferred Stock [Line Items]
Beginning balance	110,468		82,334	83,404
Repurchase of Series A Preferred Shares				(11,864)
Accretion of Series Preferred Shares to redemption value	867		28,134	10,794
Conversion of preferred shares to ordinary shares upon the IPO	(111,335)
Ending balance	0	0	110,468	82,334
Series B One Redeemable Convertible Preferred Shares [Member]
Convertible Redeemable Preferred Stock [Line Items]
Beginning balance	142,481
Issuance of Series Preferred Shares			138,695
Accretion of Series Preferred Shares to redemption value	302		3,786
Conversion of preferred shares to ordinary shares upon the IPO	(142,783)
Ending balance	0	0	142,481
Series B Two Redeemable Convertible Preferred Shares [Member]
Convertible Redeemable Preferred Stock [Line Items]
Beginning balance	495,799		465,509
Issuance of Series Preferred Shares				439,501
Accretion of Series Preferred Shares to redemption value	733		30,290	26,008
Conversion of preferred shares to ordinary shares upon the IPO	(496,532)
Ending balance	0	0	495,799	¥ 465,509
Series C Redeemable Convertible Preferred Shares [Member]
Convertible Redeemable Preferred Stock [Line Items]
Beginning balance	658,788
Issuance of Series Preferred Shares			658,265
Accretion of Series Preferred Shares to redemption value	87		523
Conversion of preferred shares to ordinary shares upon the IPO	(658,875)
Ending balance	¥ 0	$ 0	¥ 658,788